UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3104

                           CENTENNIAL TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.1%
----------------------------------------------------------------------------------------------------------------------------
ALABAMA--2.5%
AL HFA MH RB, Rime Village Hoover Project, 1996 Series A, 2.84% 1                    $       435,000        $       435,000
----------------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 2.93% 1                                        480,000                480,000
----------------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 3.10% 1                                                     2,025,000              2,025,000
----------------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, IPC Aerospace Corp. Project,
Series 2000, 2.93% 1                                                                       2,400,000              2,400,000
----------------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd. Expansion Project,
Series 1998, 2.98% 1                                                                       3,150,000              3,150,000
----------------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical Clinic Board RB, Puttable Floating
Option Tax Exempt Receipts, Series MT-121, 2.81% 1,2                                      12,250,000             12,250,000
----------------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc. Project,
Series 2003-A, 3.10% 1                                                                     1,895,000              1,895,000
----------------------------------------------------------------------------------------------------------------------------
Florence, AL IDB RB, Nichols Wire, Inc. Project, Series A, 3.10% 1                         2,570,000              2,570,000
----------------------------------------------------------------------------------------------------------------------------
Hoover, AL BOE Capital Outlay TANs, AAMC Series 2001-16, 2.77% 1,2                         4,950,000              4,950,000
----------------------------------------------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 2.86% 1                           5,200,000              5,200,000
----------------------------------------------------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB, Springhill Professional Ltd.,
Series 1996, 2.84% 1                                                                       1,885,000              1,885,000
----------------------------------------------------------------------------------------------------------------------------
Montgomery, AL Education Building Authority RB, Faulkner University Campus
Housing Project, Series 2004, 3% 1                                                         3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 3.10% 1                                    500,000                500,000
                                                                                                            ----------------
                                                                                                                 40,740,000
----------------------------------------------------------------------------------------------------------------------------
ALASKA--0.2%
AK Export & IDAU RB, Reset Option Certificates II-R Trust, Series 320, 2.79% 1             4,000,000              4,000,000
----------------------------------------------------------------------------------------------------------------------------
ARIZONA--2.9%
AZ First Matrix Charter School Trust II Pass-Through Certificates,
Series 2005-A, 3.05% 1,2                                                                  17,091,000             17,091,000
----------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 2.85% 1               22,500,000             22,500,000
----------------------------------------------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, Puttable Floating Option Tax Exempt Receipts, Series
MT-067, 2.84% 1,2                                                                          8,295,000              8,295,000
                                                                                                           ----------------
                                                                                                                 47,886,000
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--3.6%
Alameda, CA Corridor Transporation Authority RB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-51, 2.81% 1,2,3                                      6,000,000              6,000,000
----------------------------------------------------------------------------------------------------------------------------
Alameda, CA Corridor Transporation Authority RRB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-61, 2.81% 1,2,3                                      1,420,000              1,420,000
----------------------------------------------------------------------------------------------------------------------------
CA HFA RRB, Home Mortgage, Series B, 3% 1                                                  1,500,000              1,500,000
----------------------------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-002, 2.90% 1                   8,505,000              8,505,000
----------------------------------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-005, 2.85% 1,2                20,245,000             20,245,000
----------------------------------------------------------------------------------------------------------------------------
CA RB, Trust Certificates, Series 1999-2, 2.80% 1                                         11,630,000             11,630,000
----------------------------------------------------------------------------------------------------------------------------


1                                                    Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
CA Various RB, Puttable Floating Option Tax Exempt Receipts, Series PZP-008,
2.85% 1,2                                                                            $     4,410,000        $     4,410,000
----------------------------------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB, AAMC Series 1998-10, 2.75% 1,2            3,700,000              3,700,000
----------------------------------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, Puttable Floating Option Tax Exempt Receipts,
Series PZ-43, 2.85% 1                                                                      1,840,000              1,840,000
                                                                                                            ----------------
                                                                                                                 59,250,000
----------------------------------------------------------------------------------------------------------------------------
COLORADO--10.1%
Arapahoe Cnty., CO Water & Wastewater Authority RRB, Series A, 2.78% 1                     2,500,000              2,500,000
----------------------------------------------------------------------------------------------------------------------------
Boulder Cnty., CO RB, Open Space Capital Improvements Trust Fund, Reset Option
Certificates II-R Trust, Series 340, 2.79% 1,2                                             3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004, 2.90% 1                        5,000,000              5,000,000
----------------------------------------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1, CO RB, Series 2004, 2.78% 1                         12,000,000             12,000,000
----------------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOB, Series B, 2.30%, 12/1/05 4                   3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
CO ECFA Public Radio RB, Community Wireless Park City, 2.80% 1                               790,000                790,000
----------------------------------------------------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, 2.88% 1                                             6,000,000              6,000,000
----------------------------------------------------------------------------------------------------------------------------
CO HFA ED RB, YRC LLC Project, Series 2005, 3.01% 1                                        2,180,000              2,180,000
----------------------------------------------------------------------------------------------------------------------------
CO HFA SFM RB, 2004 Series B-4, Cl. I, 1.99%, 11/1/05                                      7,985,000              7,985,000
----------------------------------------------------------------------------------------------------------------------------
CO MuniMae Trust Pass-Through Certificates, Canterberry Crossing,
Series 2002-A, Cl. A, 3.15% 1                                                             12,330,000             12,330,000
----------------------------------------------------------------------------------------------------------------------------
Concord Metropolitan District, CO REF GO, Improvement Projects,
Series 2004, 2.25%, 12/1/05 4                                                              2,600,000              2,600,000
----------------------------------------------------------------------------------------------------------------------------
Denver, CO International Business Center Metropolitan District No. 1 GOLB,
Series 2002, 3.15% 1                                                                       8,065,000              8,065,000
----------------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB, Series 2004-S1,
Cl. A2, 2.90% 1                                                                            8,500,000              8,500,000
----------------------------------------------------------------------------------------------------------------------------
Kipling Ridge Metro District, CO RB, Series 2005, 2.80% 1                                  3,725,000              3,725,000
----------------------------------------------------------------------------------------------------------------------------
Midcities Metropolitan District No. 1, CO RB, BNP Paribas STARS Certificates
Trust, Series 2004-110, 2.82% 1                                                           16,735,000             16,735,000
----------------------------------------------------------------------------------------------------------------------------
Midcities Metropolitan District No. l, CO RRB, Series 2004A, 2.79% 1                      14,900,000             14,900,000
----------------------------------------------------------------------------------------------------------------------------
Park Creek Metro District, CO RB, Tender Option Certificates Trust,
Series 2005-S, 2.79% 1                                                                    10,250,000             10,250,000
----------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District RB, Puttable Floating Option Tax Exempt
Receipts, Series MT-157, 2.84% 1,2                                                        15,000,000             15,000,000
----------------------------------------------------------------------------------------------------------------------------
Parker, CO Automotive Metropolitan District GOLB, Series 2005, 2.85% 1                     4,510,000              4,510,000
----------------------------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS RRB, Series 2000A, 2.338%, 12/1/05 4                 3,035,000              3,035,000
----------------------------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS RRB, Series 2002, 2.80% 1                            2,500,000              2,500,000
----------------------------------------------------------------------------------------------------------------------------
Superior/McCaslin Interchange Metro District, CO GOB, Series 2004, 2.10%, 11/15/05 4       3,970,000              3,970,000
----------------------------------------------------------------------------------------------------------------------------
Westminster, CO MH RB, Puttable Floating Option Tax Exempt Receipts, Series
MT-068, 2.84% 1,2                                                                         14,670,000             14,670,000
----------------------------------------------------------------------------------------------------------------------------
Willow Trace Metro District, CO GOLB, Series 2001A, 2.30%, 12/1/05 4                       2,295,000              2,295,000
                                                                                                            ----------------
                                                                                                                165,540,000


2                                                    Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------


                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
FLORIDA--4.2%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Series 2004, 2.86% 1            $      11,600,000      $      11,600,000
----------------------------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 2.84% 1                    2,730,000              2,730,000
----------------------------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project, ETET Series
96C0911, Cl. A, 2.79% 1,2                                                                 17,795,000             17,795,000
----------------------------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project, ETET Series
97C0901, Cl. A, 2.79% 1,2                                                                 17,795,000             17,795,000
----------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL Sales Tax RB, MERLOTS Series 2003 B26, 2.77% 1,2,3                            5,000                  5,000
----------------------------------------------------------------------------------------------------------------------------
Palm Beach Cnty., FL HFA MH RB, Emerald Bay Club Apts., Series 2004, 2.78% 1               6,500,000              6,500,000
----------------------------------------------------------------------------------------------------------------------------
Seminole Cnty., FL IDAU RB, Masters Academy Project, Series 2004, 2.77% 1                  3,035,000              3,035,000
----------------------------------------------------------------------------------------------------------------------------
UCF Athletic Assn., FL RB, Roaring Fork Municipal Products LLC, Series 2005-11,
Cl. A, 2.83% 1,2                                                                           9,510,000              9,510,000
                                                                                                            ----------------
                                                                                                                 68,970,000
----------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.7%
Columbus, GA DAU RB, Jordan Co. Project, Series 2000, 2.98% 1                                560,000                560,000
----------------------------------------------------------------------------------------------------------------------------
GA GOB, Series 1995B, ETET Series 96C1004, Cl. A, 2.79% 1,2                               11,880,000             11,880,000
----------------------------------------------------------------------------------------------------------------------------
Greene Cnty., GA HA RANs, Series 2004, 2.86% 1                                             5,990,000              5,990,000
----------------------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 2.87% 1                                          7,835,000              7,835,000
----------------------------------------------------------------------------------------------------------------------------
Savannah, GA EDAU IDV RB, Savannah Steel & Metal Project, Series 1995, 3.10% 1               715,000                715,000
                                                                                                            ----------------
                                                                                                                 26,980,000
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--13.2%
Boone Mchenry & Dekalb Cntys., IL Community SDI No. 100 GOUN, Puttable Floating
Option Tax Exempt Receipts, Series PZ-50, 2.83% 1,2                                        2,730,000              2,730,000
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL BOE GOUN, AAMC Series 2002-4, 2.77% 1,2                                        9,225,000              9,225,000
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL GOB, AAMC Series 2001-34, 2.78% 1,2                                           10,975,000             10,975,000
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, AAMC Series 1998-3, 2.78% 1,2                                            8,735,000              8,735,000
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, Tender Option Certificates Trust, Series Z-10, 2.83% 1,2                 3,040,000              3,040,000
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs Project, 2.88% 1                                          900,000                900,000
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Lakefront Millennium Parking Facility, ETET Series 981303,
Cl. A, 2.79% 1,2                                                                          22,495,000             22,495,000
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL Water RB, Puttable Floating Option Tax Exempt Receipts, Series
MT-030, 2.79% 1,2                                                                          3,755,000              3,755,000
----------------------------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003, 2.80% 1                                      14,370,000             14,370,000
----------------------------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 2.85% 1                             3,125,000              3,125,000
----------------------------------------------------------------------------------------------------------------------------
IL DFA RB, Jewish Federation of Chicago, Series 1999, 2.78% 1                              1,025,000              1,025,000
----------------------------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 2.88% 1                               3,200,000              3,200,000
----------------------------------------------------------------------------------------------------------------------------
IL EDLFA RB, Field Museum Natural History, Series 1998, 2.78% 1                            2,950,000              2,950,000
----------------------------------------------------------------------------------------------------------------------------
IL FAU RB, Mercy Alliance, Inc. Project, Series 2005, 2.77% 1                              7,000,000              7,000,000
----------------------------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 2.82% 1                    6,725,000              6,725,000
----------------------------------------------------------------------------------------------------------------------------


3                                                    Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
IL HFAU RB, Blessing Hospital, Series B, FSA Insured, 2.78% 1                        $     2,200,000        $     2,200,000
----------------------------------------------------------------------------------------------------------------------------
IL Metropolitan Pier & Exposition Authority RB, Puttable Floating Option Tax
Exempt Receipts, Series PZ-44, 2.83% 1,2                                                   6,605,000              6,605,000
----------------------------------------------------------------------------------------------------------------------------
IL Metropolitan Pier & Exposition Authority RB, Puttable Floating Option Tax
Exempt Receipts, Series PZ-45, 2.83% 1,2                                                   5,805,000              5,805,000
----------------------------------------------------------------------------------------------------------------------------
IL Metropolitan Pier & Exposition Authority RB, Puttable Floating Option Tax
Exempt Receipts, Series PZ-52, 2.83% 1                                                     7,570,000              7,570,000
----------------------------------------------------------------------------------------------------------------------------
IL Metropolitan Pier & Exposition Authority RB, Puttable Floating Option Tax
Exempt Receipts, Series PZ-62, 2.83% 1,2                                                   3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
IL Puttable Floating Option Tax Exempt Receipts, Series PZP-006, 2.90% 1,2                 8,475,000              8,475,000
----------------------------------------------------------------------------------------------------------------------------
IL RTA RB, Puttable Floating Option Tax Exempt Receipts, Series PT-2886, 2.79% 1,2        12,585,000             12,585,000
----------------------------------------------------------------------------------------------------------------------------
IL RTA RB, Series 2003B Macon Trust Variable Certificates, Series 2004B, 2.79% 1,2         3,335,000              3,335,000
----------------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 A, 2.89% 1                        26,860,000             26,860,000
----------------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 B, 2.98% 1                        19,335,486             19,335,486
----------------------------------------------------------------------------------------------------------------------------
Monmouth, IL Industrial Project RB, Monmouth College Project, Series 2005, 2.78% 1         6,500,000              6,500,000
----------------------------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 2.85% 1                             800,000                800,000
----------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 REF GOUN, Puttable Floating Option
Tax Exempt Receipts, Series PZ-47, 2.83% 1,2                                               8,995,000              8,995,000
----------------------------------------------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN, Puttable Floating Option Tax Exempt
Receipts, Series PZ-48, 2.83% 1,2                                                          3,350,000              3,350,000
                                                                                                            ----------------
                                                                                                                215,665,486
----------------------------------------------------------------------------------------------------------------------------
INDIANA--2.6%
IN GOB, AAMC Series 2003-15, Single Asset Trust, 2.78% 1,2                                 8,500,000              8,500,000
----------------------------------------------------------------------------------------------------------------------------
IN HFFAU RB, Ascension Health Credit Group, Series 2001-A2, 2.72%, 11/15/05 4              6,500,000              6,500,000
----------------------------------------------------------------------------------------------------------------------------
IN HFFAU RB, Ascension Health Credit Group, Series 2001A, 2.50% 1                         10,000,000             10,000,000
----------------------------------------------------------------------------------------------------------------------------
IN MPA PPS RB, ETET Series 981401, Cl. A, 2.79% 1,2                                       13,600,000             13,600,000
----------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN Local Public Improvement RB, Puttable Floating Option Tax
Exempt Receipts, Series PZ-58, 2.83% 1,2                                                   3,190,000              3,190,000
                                                                                                            ----------------
                                                                                                                 41,790,000
----------------------------------------------------------------------------------------------------------------------------
KANSAS--0.1%
Wyandotte Cnty., KS Utility System RB, Puttable Tax Exempt Receipts,
Series 595, 2.79% 1                                                                        1,690,000              1,690,000
----------------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.8%
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 3.05% 1                           7,815,000              7,815,000
----------------------------------------------------------------------------------------------------------------------------
Jefferson Cnty., KY Industrial Building RB, Franciscan Eldercare Service,
2.77% 1                                                                                    5,925,000              5,925,000
----------------------------------------------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project,
Series 2004, 3% 1                                                                          5,000,000              5,000,000
----------------------------------------------------------------------------------------------------------------------------


4                                                    Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
KENTUCKY CONTINUED
Somerset, KY Industrial Building RB, Tibbals Flooring Co. Project,
Series 1989, 3.10% 1                                                                 $    10,000,000        $    10,000,000
                                                                                                            ----------------
                                                                                                                 28,740,000
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA--5.4%
Jefferson Parish, LA Hospital Service District No. 001 RB, Putters Series 522,
2.81% 1                                                                                   22,000,000             22,000,000
----------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA SFM RB, Series B, 3.753% 1                                              517,688                517,688
----------------------------------------------------------------------------------------------------------------------------
LA Gas & Fuels Tax Nts., AAMC Series 2002-17, 2.80% 1,2                                   15,000,000             15,000,000
----------------------------------------------------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004, 2.80% 1                         2,400,000              2,400,000
----------------------------------------------------------------------------------------------------------------------------
LA Public FA MH RB, 2.85% 1                                                               10,500,000             10,500,000
----------------------------------------------------------------------------------------------------------------------------
LA TS Financing Corp. RB, Puttable Floating Option Tax Exempt Receipts,
Series PA-1288, 2.84% 1,2                                                                  2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series A, 2.86% 1                                     12,440,000             12,440,000
----------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series B, 2.86 1                                      18,965,000             18,965,000
----------------------------------------------------------------------------------------------------------------------------
Shreveport, LA Home Mortgage Authority MH RRB, Summer Pointe LLC Project, 2.80% 1          4,280,000              4,280,000
                                                                                                            ----------------
                                                                                                                 88,102,688
----------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.5%
MD IDV FAU RB, Our Lady of Good Counsel High School Facilities, Series 2005B,
2.80% 1                                                                                    9,000,000              9,000,000
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.1%
MI Job DAU RB, East Lansing Residence Associates Project, 2.60% 1                          1,900,000              1,900,000
----------------------------------------------------------------------------------------------------------------------------
MI Multi-Modal GOB, Environmental Program, Series 2004A, 1.95% 1                          16,370,000             16,370,000
                                                                                                            ----------------
                                                                                                                 18,270,000
----------------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.2%
Bloomington, MN CD RB, 94th Street Associates Project, Series 1985, 2.80% 1                3,915,000              3,915,000
----------------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project, Series 1985, 2.80% 1               3,805,000              3,805,000
----------------------------------------------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar Co., Series 2000, 3.10% 1              5,750,000              5,750,000
----------------------------------------------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership, 3.01% 1                                   985,000                985,000
----------------------------------------------------------------------------------------------------------------------------
MN GOB, ETET Series 20002301, Cl. A, 2.79% 1,2                                            16,010,000             16,010,000
----------------------------------------------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992, 3% 1                       4,675,000              4,675,000
                                                                                                            ----------------
                                                                                                                 35,140,000
----------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.2%
MS Home Corp. MH RRB, Summer Park Apts. Project, Series 1999 D-2, 2.88% 1                    650,000                650,000
----------------------------------------------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 2.85% 1                             3,250,000              3,250,000
                                                                                                            ----------------
                                                                                                                  3,900,000


5                                                    Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
MISSOURI--2.0%
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 2.87% 1                        $     6,700,000        $     6,700,000
----------------------------------------------------------------------------------------------------------------------------
Kansas City, MO Municipal Assistance Corp. RB, Puttable Floating Option Tax
Exempt Receipts, Series PZ-53, 2.83% 1,2                                                   3,800,000              3,800,000
----------------------------------------------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative Arts Project, Series 2004,
2.80% 1                                                                                    2,300,000              2,300,000
----------------------------------------------------------------------------------------------------------------------------
So. Pointe/Hunters Ridge MO, RB, Trust Certificates, Series 2005 A, 2.86% 1,2             10,575,000             10,575,000
----------------------------------------------------------------------------------------------------------------------------
So. Pointe/Hunters Ridge MO, RB, Trust Certificates, Series 2005 B, 2.86% 1,2              8,365,000              8,365,000
----------------------------------------------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts., Series 1992, 2.91% 1           1,765,000              1,765,000
                                                                                                            ----------------
                                                                                                                 33,505,000
----------------------------------------------------------------------------------------------------------------------------
NEVADA--1.6%
NV GOLB, SGMSTR Series 1997 SG114, 2.79% 1,2                                              15,000,000             15,000,000
----------------------------------------------------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust, 2.78% 1,2                 11,090,000             11,090,000
                                                                                                            ----------------
                                                                                                                 26,090,000
----------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.6%
Manchester, NH H&RA MH RB, Wall Street Tower Ltd. Partnership, Series 1990A,
2.77% 1                                                                                    4,800,000              4,800,000
----------------------------------------------------------------------------------------------------------------------------
NH H&EFA RB, Antioch University Issue, 2.77% 1                                             4,320,000              4,320,000
                                                                                                            ----------------
                                                                                                                  9,120,000
----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--0.4%
NJ TS Financing Corp. RB, Puttable Floating Option Tax Exempt Receipts, Series
PA-1283, 2.81% 1                                                                           6,250,000              6,250,000
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--5.9%
Bernalillo Cnty., NM Gross Receipts Tax RRB, Macon Trust Variable Certificates,
Series 2004B, 2.79% 1,2                                                                    5,160,000              5,160,000
----------------------------------------------------------------------------------------------------------------------------
NM MFA RB, SFM Program Issue 2005, 3.70% 1                                                62,872,829             62,872,829
----------------------------------------------------------------------------------------------------------------------------
NM Region II Housing MH RB, Santa Fe Retirement Village Apts., Series A,
2.20% 1                                                                                    7,500,000              7,500,000
----------------------------------------------------------------------------------------------------------------------------
University of NM RB, System Improvement, Sub Lien, Series 2001, 2.80% 1                   20,110,000             20,110,000
                                                                                                            ----------------
                                                                                                                 95,642,829
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--2.4%
Erie Cnty., NY RANs, Series 2005B, 3.75%, 7/13/06                                         18,000,000             18,129,800
----------------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 2.80% 1                               7,300,000              7,300,000
----------------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Birch Wathen Lenox School Project,
Series 2004, 2.80% 1                                                                         600,000                600,000
----------------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 2.81% 1                                         2,600,000              2,600,000
----------------------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Sec. RB, Series 2003-B, 2.95% 1                                         4,000,000              4,000,000
----------------------------------------------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.80%, 10/7/05 4                                                       1,900,000              1,900,000
----------------------------------------------------------------------------------------------------------------------------


6                                                    Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
Oneida Cnty., NY IDA RB, Civic Facilities, Rome Memorial Hospital, Inc.
Project, Series 2005, 2.80% 1                                                        $     5,000,000        $     5,000,000
                                                                                                            ----------------
                                                                                                                 39,529,800
----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.6%
Craven Cnty., NC IFPCFA RB, Wheatstone Corp. Project, 3.10% 1                              1,640,000              1,640,000
----------------------------------------------------------------------------------------------------------------------------
Hoke Cnty., NC IFPCFA RB, Triangle Building Supply, Inc. Project,
Series 1997, 3.10% 1                                                                       1,500,000              1,500,000
----------------------------------------------------------------------------------------------------------------------------
NC Community HCF RB, Carolina Meadows, Inc., Project, Series 2004, 2.77% 1                 5,000,000              5,000,000
----------------------------------------------------------------------------------------------------------------------------
Wake Cnty., NC IFPCFA RB, Aeroglide Corp. Project, Series 1997, 3.10% 1                      975,000                975,000
                                                                                                            ----------------
                                                                                                                  9,115,000
----------------------------------------------------------------------------------------------------------------------------
OHIO--3.1%
Bellefontaine, OH Hospital Facilities RRB, Mary Rutan Project, 2.80% 1                    14,300,000             14,300,000
----------------------------------------------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3%, 12/15/05 4                          2,220,000              2,220,000
----------------------------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH HCF RB, Twin Towers & Twin Lakes Project, Series A, 2.78% 1             8,000,000              8,000,000
----------------------------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 2.85% 1                                   2,050,000              2,050,000
----------------------------------------------------------------------------------------------------------------------------
OH Water DAU RB, Series A, 2.79% 1                                                        15,400,000             15,400,000
----------------------------------------------------------------------------------------------------------------------------
OH Water DAU RRB, 2.79% 1                                                                  5,420,000              5,420,000
----------------------------------------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 2.85% 1                              3,100,000              3,100,000
                                                                                                            ----------------
                                                                                                                 50,490,000
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.6%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project, Series B, 2.85% 1               620,000                620,000
----------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA Authority RB, Haverford Township School, Subseries 2001-A,
2.80% 1                                                                                    2,195,000              2,195,000
----------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU RB, Friends of Mast School, Inc. Project, 2.80% 1                      885,000                885,000
----------------------------------------------------------------------------------------------------------------------------
Westmoreland Cnty., PA IDA RRB, Greensburg Thermal Project LLC, Series A, 2.78% 1          5,655,000              5,655,000
                                                                                                            ----------------
                                                                                                                  9,355,000
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.1%
SC Medical University HA RB, Series 2005-A, 2.80% 1,2                                     18,230,000             18,230,000
----------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.3%
Springfield, TN IDV Board RRB, The Kroger Co., Series 2004, 2.85% 1                        4,500,000              4,500,000
----------------------------------------------------------------------------------------------------------------------------
TEXAS--10.4%
Allen, TX ISD GOUN, Puttable Tax Exempt Receipts, Series 715, 2.79% 1                      1,505,000              1,505,000
----------------------------------------------------------------------------------------------------------------------------
Bexar Cnty., TX HFC MH RB, Summit Hills Apts. Project, Series A, 2.80% 1                   3,500,000              3,500,000
----------------------------------------------------------------------------------------------------------------------------
Clipper, TX COP, Multistate Tax Exempt Certificates Trust, Series 2005-7,
2.87% 1,2                                                                                 28,500,000             28,500,000
----------------------------------------------------------------------------------------------------------------------------
Comal, TX ISD GOUN, Puttable Tax Exempt Receipts, Series 756, 2.79% 1,2                    2,585,000              2,585,000
----------------------------------------------------------------------------------------------------------------------------


7                                                    Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
Coppell, TX ISD GOLB, Puttable Floating Option Tax Exempt Receipts, Series
PZ-69, 2.83% 1,2                                                                     $     3,300,000        $     3,300,000
----------------------------------------------------------------------------------------------------------------------------
Garland, TX ISD GOUN, School Building, Series 2004-B, 2.75%, 12/15/05 4                    7,125,000              7,125,000
----------------------------------------------------------------------------------------------------------------------------
Glaveston Cnty., TX MH RRB, Village by the Sea Ltd. Apts. Project, 2.85% 1                 5,090,000              5,090,000
----------------------------------------------------------------------------------------------------------------------------
Harris Cnty./Houston, TX Sports Authority Special RRB, Floating Rate Trust
Receipts, Series PZ-65, 2.83% 1                                                            7,700,000              7,700,000
----------------------------------------------------------------------------------------------------------------------------
Hays, TX Consolidated ISD GOB, Puttable Tax Exempt Receipts, Series 632,
2.79% 1                                                                                    3,190,000              3,190,000
----------------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, Puttable Floating Option Tax Exempt Receipts, Series PZ-67,
2.83% 1,2                                                                                  3,410,000              3,410,000
----------------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, SGMSTR Series 1997 SG120, 2.79% 1,2                                   22,600,000             22,600,000
----------------------------------------------------------------------------------------------------------------------------
Keller, TX ISD GOUN, AAMC Series 2001-26, 2.78% 1,2                                        3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 3%, 12/15/05 4                  11,500,000             11,500,000
----------------------------------------------------------------------------------------------------------------------------
Mansfield, TX ISD School Building GOUN, MERLOTS Series B11, 2.77% 1,2,3                    8,585,000              8,585,000
----------------------------------------------------------------------------------------------------------------------------
North TX/Dallas North TWY System RB, ETET Series 720050025, Cl. A, 2.79% 1,2               8,000,000              8,000,000
----------------------------------------------------------------------------------------------------------------------------
Northside, TX ISD GOUN, Puttable Tax Exempt Receipts, Series 751, 2.79% 1,2                3,450,000              3,450,000
----------------------------------------------------------------------------------------------------------------------------
Port Arthur, TX Port of Navigation District RB, Fina Oil & Chemical Co.
Project, 3.01% 1                                                                           4,000,000              4,000,000
----------------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas RB, Puttable Tax Exempt Receipts, Series 769,
2.79% 1,2                                                                                  5,375,000              5,375,000
----------------------------------------------------------------------------------------------------------------------------
Spring Branch, TX ISD Schoolhouse GOLB, Series 2004, 3%, 12/15/05 4                       15,700,000             15,700,000
----------------------------------------------------------------------------------------------------------------------------
Sunnyvale, TX ISD GOB, Puttable Tax Exempt Receipts, Series 619, 2.79% 1                   1,990,000              1,990,000
----------------------------------------------------------------------------------------------------------------------------
TX SGMSTR Series SG P-19, 2.90% 1                                                          1,620,000              1,620,000
----------------------------------------------------------------------------------------------------------------------------
TX Student HAU RB, Puttable Floating Option Tax Exempt Receipts, Series
PT-3101, 2.84% 1,2                                                                         4,275,000              4,275,000
----------------------------------------------------------------------------------------------------------------------------
TX TUAU RB, Dallas Northtollway, SGMSTR Series 1996 SG70, 2.79% 1,2                       11,000,000             11,000,000
----------------------------------------------------------------------------------------------------------------------------
Upper Trinity Regional Water District, TX RB, Puttable Tax Exempt Receipts,
Series 579, 2.79% 1                                                                        2,825,000              2,825,000
                                                                                                            ----------------
                                                                                                                169,825,000
----------------------------------------------------------------------------------------------------------------------------
UTAH--0.9%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC Project, Series
2003A, 3.10% 1                                                                            10,985,000             10,985,000
----------------------------------------------------------------------------------------------------------------------------
Davis Cnty., UT RB, Series 2003, 3.06% 1                                                   2,310,000              2,310,000
----------------------------------------------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 2.86% 1                                                 1,000,000              1,000,000
                                                                                                            ----------------
                                                                                                                 14,295,000
----------------------------------------------------------------------------------------------------------------------------
VIRGINIA--0.6%
King George Cnty., VA IDAU Exempt Facilities RB, Birchwood Power Partners
Project, Series 1995, 3% 1                                                                 9,200,000              9,200,000


8                                                    Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.9%
Clark Cnty., WA Vancouver SDI No. 037 GOUN, Puttable Floating Option Tax Exempt
Receipts, Series PZ-55, 2.83% 1,2                                                    $     2,765,000        $     2,765,000
----------------------------------------------------------------------------------------------------------------------------
King Cnty., WA GOLB, AAMC Series 2001-1, 2.78% 1,2                                        12,770,000             12,770,000
----------------------------------------------------------------------------------------------------------------------------
Marysville, WA WSS RB, Puttable Tax Exempt Receipts, Series 909, 2.79% 1,2                 7,345,000              7,345,000
----------------------------------------------------------------------------------------------------------------------------
University of WA RB, Series 2004A, 2.79% 1                                                 6,100,000              6,100,000
----------------------------------------------------------------------------------------------------------------------------
WA EDFA RB, A&T Mensonides Project, Series 2001-I, 3.05% 1                                 1,910,000              1,910,000
                                                                                                            ----------------
                                                                                                                 30,890,000
----------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.1%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 2.85% 1                          4,500,000              4,500,000
----------------------------------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 2.85% 1                          6,850,000              6,850,000
----------------------------------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 2.85% 1                                    3,100,000              3,100,000
----------------------------------------------------------------------------------------------------------------------------
WV HOFA RB, Pooled Financing Project, Series 2000 B-1, 2.72% 1                             3,800,000              3,800,000
                                                                                                            ----------------
                                                                                                                 18,250,000
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN--5.9%
Appleton, WI RED Authority RRB, Fox Cities Performing Arts Center, Series
2001B, 2.88% 1                                                                             1,000,000              1,000,000
----------------------------------------------------------------------------------------------------------------------------
Clipper, WI COP, Tax Exempt Certificates Trust RB, Series 2005-29, 2.81% 1,2              11,330,000             11,330,000
----------------------------------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 3.10% 1                          2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
Green Bay, WI HAU RB, Sisters of St. Francis Project, Series 2004, 2.77% 1                 4,995,000              4,995,000
----------------------------------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series 2002, 3% 1                      7,710,000              7,710,000
----------------------------------------------------------------------------------------------------------------------------
Kettle Moraine, WI SDI TANs & RANs, 3.25%, 9/5/06                                          2,500,000              2,503,595
----------------------------------------------------------------------------------------------------------------------------
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005, 3.01% 1                         2,150,000              2,150,000
----------------------------------------------------------------------------------------------------------------------------
Wausau, WI SDI TANs & RANs, 2%, 10/27/05                                                   6,500,000              6,500,543
----------------------------------------------------------------------------------------------------------------------------
West Allis, WI RB, State Fairgrounds Park Exposition Center, 2.80% 1                       3,555,000              3,555,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South Central Wisconsin, 2.90% 1                  4,200,000              4,200,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, HospiceCare Holdings, Inc., Series 2005, 2.79% 1                              1,750,000              1,750,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005, 2.76% 1                                       14,050,000             14,050,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lindengrove, Inc. Project, Series 2003B, 2.77% 1                              7,310,000              7,310,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lutheran Social Services, Series 2004, 2.79% 1                                3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Oakwood Village Project, Series 2005, 2.77% 1                                10,000,000             10,000,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Southwest Health Center, Inc., 2.78% 1                                        6,340,000              6,340,000
----------------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, St. Camillus Health Center, Series 2005, 2.79% 1                              1,125,000              1,125,000
----------------------------------------------------------------------------------------------------------------------------
WI Transit RB, Reset Option Certificates II-R Trust, Series 7500, 2.79% 1,2                7,435,000              7,435,000
                                                                                                            ----------------
                                                                                                                 96,954,138
----------------------------------------------------------------------------------------------------------------------------
WYOMING--0.3%
Campbell Cnty., WY IDV RB, Powder Basin Properties Project, Series 1996, 2.95% 1           4,430,000              4,430,000
----------------------------------------------------------------------------------------------------------------------------
OTHER TERRITORIES--6.4%
Floating Rate Trust Receipts, Series 2001 C5, 2.99% 1,2                                   11,170,000             11,170,000
----------------------------------------------------------------------------------------------------------------------------


9                                                    Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
OTHER TERRITORIES CONTINUED
Municipal Securities Pool Trust, SGMSTR Series P-18, 2.90% 1,2                       $    85,050,000        $    85,050,000
----------------------------------------------------------------------------------------------------------------------------
Puttable Floating Option Tax Exempt Receipts, Series PZP-001, 2.90% 1,2                    8,950,000              8,950,000
                                                                                                            ----------------
                                                                                                                105,170,000
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.7%
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series 2005-F2, 2.87% 1,2                    8,475,000              8,475,000
----------------------------------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RB, Tender Option Trust Certificates, Series 2005             2,905,000              2,905,000
Z-6, 2.83% 1,2
                                                                                                            ----------------
                                                                                                                 11,380,000
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,617,885,941)                                               99.1%         1,617,885,941
----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                  0.9             14,097,660
                                                                                                            ----------------
Net Assets                                                                                     100.0%       $ 1,631,983,601
                                                                                                            ================


10                                                   Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

AAMC             ABN AMRO Munitops Certificates
BOE              Board of Education
CD               Commercial Development
CDAU             Community Development Authority
CMWLTH           Commonwealth
COP              Certificates of Participation
DAU              Development Authority
DFA              Development Finance Authority
DFB              Development Finance Board
ECFA             Educational and Cultural Facilities Authority
ED               Economic Development
EDAU             Economic Development Authority
EDFA             Economic Development Finance Authority
EDLFA            Educational Facilities Authority
ETET             Eagle Tax-Exempt Trust
FA               Facilities Authority
FAU              Finance Authority
GO               General Obligation
GOB              General Obligation Bonds
GOLB             General Obligation Ltd. Bonds
GOUN             General Obligation Unlimited Nts.
H&EFA            Health and Educational Facilities Authority
H&RA             Housing and Redevelopment Authority
HA               Hospital Authority
HAU              Housing Authority
HCF              Health Care Facilities
HFA              Housing Finance Agency/Authority
HFAU             Health Facilities Authority
HFC              Housing Finance Corp.
HFFAU            Health Facilities Finance Authority
HOFA             Hospital Finance Agency/Authority
IDA              Industrial Development Agency
IDAU             Industrial Development Authority
IDB              Industrial Development Board
IDV              Industrial Development
IFPCFA           Industrial Facilities and Pollution Control Financing Authority
ISD              Independent School District
MERLOTS          Municipal Exempt Receipts Liquidity Option Tender
MFA              Mortgage Finance Authority
MH               Multifamily Housing
MPA              Municipal Power Agency
NYC              New York City
NYS              New York State
PC               Pollution Control
PPS              Public Power System
RA               Redevelopment Agency/Authority
RANs             Revenue Anticipation Nts.
RB               Revenue Bonds


11                                                   Centennial Tax Exempt Trust

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

RED              Redevelopment
REF              Refunding
RR               Resource Recovery
RRB              Revenue Refunding Bonds
RTA              Regional Transportation Authority/Agency
SDI              School District
SFM              Single Family Mtg.
SGMSTR           Societe Generale, NY Branch Municipal Security Trust Receipts
SWD              Solid Waste Disposal
TANs             Tax Anticipation Nts.
TFA              Transitional Finance Authority
TS               Tobacco Settlement
TUAU             Turnpike Authority
TWY              Thruway/Tollway Authority/Agency
WSS              Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2005. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $673,916,000 or 41.29% of the Trust's net assets as of September 30, 2005.

3. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See accompanying Notes to Quarterly Statement of Investments

4. Put obligation redeemable at full principal value on the date reported.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Trust had sold $43,442,731 of securities issued on a when-issued basis or forward commitment.


12                                                   Centennial Tax Exempt Trust


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005